SHORT-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS, NET
SHORT-TERM INVESTMENTS, NET

3.SHORT-TERM INVESTMENTS, NET

As of December 31, 2024, short-term investments include held-to-maturity time deposits ranging from three months to one year.

	As of December 31,
	2023	2024
	RMB	RMB	US$
Debt securities:
Held-to-maturity time deposit	635,039,118	1,231,880,666	168,766,959
Equity securities:
Marketable equity securities	253,865	—	—
Less: allowance for short-term investments	(222,589)	(708,915)	(97,121)
Total short-term investments	635,070,394	1,231,171,751	168,669,838

For the years ended December 31, 2022, 2023 and 2024, interest income related to held-to-maturity time deposits was RMB43,732,652, RMB79,164,929 and RMB106,317,885 (US$14,565,491), respectively.

Changes in fair value due to the fluctuation of the foreign exchange rate are recognized in other comprehensive loss (income).

The movements in the allowance for short-term investments were as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	—	222,589	30,495
Adjustment due to the adoption of ASC 326	747,264	—	—
(Reversal)/ addition	(524,675)	486,326	66,626
Balance as of December 31	222,589	708,915	97,121